SCHEDULE OF MAJOR SUBSIDIARIES AND CONSOLIDATED VARIABLE INTEREST ENTITIES (Details)	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2020
Beijing Ronglian Yitong Information Technology Co., Ltd. [Member]
Palace of Incorporation	PRC
Nature of VIE	VIE
Beijing Ronglian Qimo Technology Co., Ltd. [Member]
Palace of Incorporation	PRC
Percentage of ownership	100.00%
Beijing Ronglian Guanghui Technology Co., Ltd. [Member]
Palace of Incorporation	PRC
Percentage of ownership	100.00%
Beijing Baiyi High-tech Information Technology Co., Ltd. [Member]
Palace of Incorporation	PRC
Percentage of ownership	100.00%	38.00%
Beijing Ronglian Huitong Technology Information Co., Ltd. [Member]
Palace of Incorporation	PRC
Percentage of ownership	100.00%
Shenzhen Zhongtian Wangjing Technology Co., Ltd. [Member]
Palace of Incorporation	PRC
Percentage of ownership	100.00%
Cloopen Japan Co., Ltd. [Member]
Palace of Incorporation	Japan
Percentage of ownership	100.00%
Anxun Guantong (Beijing) Technology Co., Ltd. [Member]
Palace of Incorporation	PRC
Percentage of ownership	100.00%
Cloopen limited [Member]
Palace of Incorporation	HK
Percentage of ownership	100.00%